LONG-TERM DEBT - Narrative (Details) - Revolving Bank Line - USD ($)	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 245,000,000
Undrawn borrowing facilities	0
Letters of credit	19,000,000	$ 19,000,000
Unutilized borrowing facilities	226,000,000	$ 226,000,000
Minimum tangible net worth	$ 500,000,000
Maximum net debt to total capitalization	65.00%